Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Caption Comprises Comprises	As of December 31, this caption comprises:
In thousands of soles	2022	2023
Cash on hand	727	1,020
Remittances in-transit	2,955	3,621
Current accounts (a)	382,414	263,295
Trust account - specific use founds (b)	416,464	421,149
Time deposits (c)	114,994	314,803
Total Cash and Cash equivalents	917,554	1,003,888
(a)	Current accounts are denominated in local and foreign currency, deposited in local and foreign banks with a high credit rating (note 8.B) and are freely available. These accounts earn interest at market rates.
(b)	The Corporation maintains unrestricted trust accounts in local and foreign banks for the management of funds for specific uses that are classified as:
(c)	Time deposits have maturities lower than ninety (90) days and may be renewed upon maturity. These deposits bear interest that fluctuates between 4.21% and 7.32%.

Schedule of Unrestricted Trust Accounts
In thousands of soles	2022	2023
Operational funds	229,165	190,755
Consortium funds	114,050	200,473
Reserve funds (i)	71,966	28,661
Guarantee funds	1,283	1,260
	416,464	421,149
(i)	Reserve and guarantee funds for the payment of bonds issued and other obligations of the Corporation, as follows:

Schedule of Payment of Bonds Issued and Other Obligations	Reserve and guarantee funds for the payment of bonds issued and other obligations of the Corporation, as follows:
In thousands of soles	2022	2023
Tren Urbano de Lima S.A.	49,397	4,622
Red Vial 5 S.A.	22,569	24,039
	71,966	28,661

Schedule of Deposits Bear Interest	Time deposits have maturities lower than ninety (90) days and may be renewed upon maturity. These deposits bear interest that fluctuates between 4.21% and 7.32%.
		Interest
In thousands of soles	Financial entities	rate	2022	2023
Viva Negocio Inmobiliario S.A.C.	Banco de Credito del Peru	4.21% al 6.20%	-	99,078
Tren Urbano de Lima S.A.	Banco de Credito del Peru	6.20% al 7.32%	73,200	68,000
Tren Urbano de Lima S.A.	Banco BBVA Peru	7.55%	-	45,000
AENZA S.A.A.	Banco de Credito del Peru	5.08% al 6.3%	-	32,117
Red Vial 5 S.A.	Banco de Credito del Peru	5.05% al 6.45%	-	22,129
Cumbra Peru S.A.	Banco de Credito del Peru	6.20% al 6.80%	-	16,320
Aenza Servicios Corporativos S.A.C.	Banco de Credito del Peru	5.05% al 6.35%	-	14,779
Unna Transporte S.A.C.	Banco de Credito del Peru	6.20 al 6.35%	-	4,773
Unna Energia S.A.	Banco de Credito del Peru	5.12% al 6.5%	4,006	4,605
Carretera Sierra Piura S.A.C.	Banco de Credito del Peru	5.05% al 6.35%	-	4,371
Concesionaria La Chira S.A.	Banco BBVA Peru	5.92% al 7.20%	-	2,149
Carretera Andina del Sur S.A.C.	Banco Internacional del Peru	5.50%	-	1,482
Vial y Vives - DSD S.A.	Banco Santander Chile		22,317	-
Unna Energia S.A.	Banco Internacional del Peru		15,471	-
			114,994	314,803